Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Residential Mortgage Servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 15,580,000,000	$ 11,538,000,000
Expected weighted-average life (in years)	6 years 4 months 25 days	4 years 9 months 21 days
Prepayment speed	10.70%	15.70%
Decrease in fair value from 10% adverse change	864,000,000	869,000,000
Decrease in fair value from 25% adverse change	2,065,000,000	2,038,000,000
Discount rate assumption	7.80%	7.40%
Decrease in fair value from 100 basis point increase	840,000,000	562,000,000
Decrease in fair value from 200 basis point increase	1,607,000,000	1,073,000,000
Cost to service assumption ($ per loan)	191	219
Decrease in fair value from 10% adverse change	636	615
Decrease in fair value from 25% adverse change	1,591	1,537
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	135,000,000	187,000,000
Expected weighted-average life (in years)	3 years 9 months 18 days	4 years 1 month 8 days
Prepayment speed	10.70%	10.60%
Decrease in fair value from 10% adverse change	3,000,000	5,000,000
Decrease in fair value from 25% adverse change	7,000,000	12,000,000
Discount rate assumption	18.30%	16.90%
Decrease in fair value from 100 basis point increase	2,000,000	4,000,000
Decrease in fair value from 200 basis point increase	5,000,000	8,000,000
Subordinated bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	283,000,000	249,000,000
Expected weighted-average life (in years)	3 years 7 months 6 days	4 years 8 months 15 days
Discount rate assumption	4.50%	3.50%
Decrease in fair value from 100 basis point increase	30,000,000	12,000,000
Decrease in fair value from 200 basis point increase	38,000,000	21,000,000
Credit loss assumption	14.20%	10.00%
Decrease in fair value from 10% higher losses	29,000,000	12,000,000
Decrease in fair value from 25% higher losses	39,000,000	19,000,000
Subordinated bonds [Member] | Consumer Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	39,000,000	40,000,000
Expected weighted-average life (in years)	5 years 10 months 23 days	5 years 10 months 28 days
Prepayment speed	6.70%	6.80%
Decrease in fair value from 10% adverse change	0	0
Decrease in fair value from 25% adverse change	0	0
Discount rate assumption	4.40%	8.90%
Decrease in fair value from 100 basis point increase	2,000,000	2,000,000
Decrease in fair value from 200 basis point increase	4,000,000	4,000,000
Credit loss assumption	0.40%	0.40%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	0	0
Senior bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	587,000,000	982,000,000
Expected weighted-average life (in years)	6 years 3 months 18 days	5 years 3 months 22 days
Discount rate assumption	3.60%	2.20%
Decrease in fair value from 100 basis point increase	30,000,000	43,000,000
Decrease in fair value from 200 basis point increase	58,000,000	84,000,000
Credit loss assumption	0.00%	0.00%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	1,000,000	0
Senior bonds [Member] | Consumer Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	0	0
Expected weighted-average life (in years)	0 years 0 months 0 days	0 years 0 months 0 days
Prepayment speed	0.00%	0.00%
Decrease in fair value from 10% adverse change	0	0
Decrease in fair value from 25% adverse change	0	0
Discount rate assumption	0.00%	0.00%
Decrease in fair value from 100 basis point increase	0	0
Decrease in fair value from 200 basis point increase	0	0
Credit loss assumption	0.00%	0.00%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	$ 0	$ 0